Borrowings - Summary of Repayment of Borrowings Including the Current Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 8,437,703	₩ 7,316,298
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	552,995	₩ 272,263
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,489,330
Gross carrying amount [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	7,585,920
Gross carrying amount [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,597,465
Gross carrying amount [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,988,455
Gross carrying amount [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	903,410
Gross carrying amount [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	740,381
Gross carrying amount [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	163,029
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,729,881
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,339,151
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	560,000
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	779,151
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	390,730
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	330,994
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	59,736
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,088,763
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,017,658
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	650,000
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	367,658
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	71,105
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	15,493
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	55,612
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,738,511
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,579,046
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,160,000
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	419,046
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	159,465
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	135,494
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	23,971
Gross carrying amount [member] | Jan 1, 2025 - Dec 31, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	976,493
Gross carrying amount [member] | Jan 1, 2025 - Dec 31, 2025 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	832,200
Gross carrying amount [member] | Jan 1, 2025 - Dec 31, 2025 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	358,000
Gross carrying amount [member] | Jan 1, 2025 - Dec 31, 2025 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	474,200
Gross carrying amount [member] | Jan 1, 2025 - Dec 31, 2025 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	144,293
Gross carrying amount [member] | Jan 1, 2025 - Dec 31, 2025 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	144,293
Gross carrying amount [member] | After 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,955,682
Gross carrying amount [member] | After 2026 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,817,865
Gross carrying amount [member] | After 2026 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,869,465
Gross carrying amount [member] | After 2026 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	948,400
Gross carrying amount [member] | After 2026 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	137,817
Gross carrying amount [member] | After 2026 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	114,107
Gross carrying amount [member] | After 2026 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 23,710